Financial Instruments and Risk Management - Marketable securities (Details)	Oct. 31, 2021 CAD ($)	Nov. 18, 2020 CAD ($) EquityInstruments
Pathway Health Corp
Disclosure of nature and extent of risks arising from financial instruments [line items]
Marketable securities		$ 225,000
Meta Growth Corp
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of units of equity issued as part of consideration for business combination | EquityInstruments		196,063,610
Marketable securities		$ 635,000
Meta Growth Corp | THC Global Group Limited
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of units of equity issued as part of consideration for business combination		2,996,612
Marketable securities		$ 360,000
Meta Growth Corp | Pathway Health Corp
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of units of equity issued as part of consideration for business combination		400,000
Marketable securities		$ 200,000
Fair value of marketable securities	$ 96,000